INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 USD ($)
CURRENT ASSETS
Cash	$ 138,551		$ 178,321
Restricted cash	150,532		387,496
Accounts receivable, net-current	30,681,684		42,528,919
Inventories	1,033,394		1,085,783
Prepayments, net	12,821,095		10,545,465
Deposits and other assets, net	258,643		240,547
Due from related parties	$ 2,942		$ 2,987
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related party	Related party	Related party
Total Current Assets	$ 45,086,841		$ 54,969,518
NON-CURRENT ASSETS
Property and equipment, net	5,936,854		6,370,900
Intangible assets, net	4,446		8,626
Deferred tax assets	930,347		762,289
Right-of-use assets	234,882		175,160
Goodwill	62,158		60,303
Accounts receivable, net-non current	13,688,592
Prepayments - non current	7,657,156		7,113,014
Deposits and other assets - non current	248,627		241,205
Total Non-Current Assets	28,763,062		14,731,497
Total Assets	73,849,903		69,701,015
CURRENT LIABILITIES
Short-term bank loans	10,760,200	¥ 73,000,000	10,431,850
Tax payables	3,494,455		3,098,410
Salaries and benefits payable	921,635		678,214
Contract liability	2,443,962		793,412
Short-term lease liabilities	141,893		115,031
Accounts payable	1,341,382		1,805,042
Amounts due to a related party	$ 3,540,857		$ 4,888,289
Other Liability, Current, Related Party [Extensible Enumeration]	Related party	Related party	Related party
Accrued listing expenses payable	$ 5,152,682		$ 5,163,238
Accrued expenses and other payables	3,777,781		2,744,302
Deferred tax liabilities	6,500		8,758
Long-term loan - current portion	3,320,980		2,637,036
Total Current Liabilities	34,902,327		32,363,582
NON-CURRENT LIABILITIES
Long-term lease liabilities	47,256		27,637
Long-term loan - non current	4,274,600		6,086,254
Total Non-Current Liabilities	4,321,856		6,113,891
Total Liabilities	39,224,183		38,477,473
Equity
Preferred shares, $0.0001 par value; 5,000,000 shares authorized; 290,000 shares issued and outstanding as of December 31, 2025 and June 30, 2026	29		29
Ordinary shares, $0.0001 par value; 500,000,000 shares authorized; 40,979,382 shares issued,30,752,370 shares outstanding as of December 31, 2025; 42,208,763 shares issued, 32,002,370 shares outstanding as of June 30, 2026	3,200		3,075
Additional paid-in capital	30,941,899		28,658,524
Statutory reserve	4,593,955		4,593,312
Accumulated deficits	(480,653)		(515,415)
Accumulated other comprehensive loss	(277,656)		(1,371,894)
Total Baird Medical Investment Holdings Limited's Shareholders' Equity	34,780,774		31,367,631
Non-controlling interests	(155,054)		(144,089)
Total Liabilities and Equity	$ 73,849,903		$ 69,701,015